Revenue from Contracts with Customers	9 Months Ended
Sep. 30, 2025
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers
4.
REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of revenue

The table below disaggregates total revenue by reportable segment (see Note 14) for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
(in USD and thousands)
River	$967,428	$880,111	$2,203,230	$1,937,289
Ocean	876,017	663,601	2,147,886	1,684,506
Other	156,193	135,025	425,945	362,358
Total revenue	$1,999,638	$1,678,737	$4,777,061	$3,984,153

Total revenue for the three months ended September 30, 2025 increased by $320.9 million to $1,999.6 million from $1,678.7 million for the same period in 2024. Total revenue for the nine months ended September 30, 2025 increased by $792.9 million to $4,777.1 million from $3,984.2 million for the same period in 2024. These increases were primarily due to an increase in passenger cruise days and higher revenue per passenger cruise day. For the three and nine months ended September 30, 2025, passenger cruise days increased compared to the same periods in 2024 due to growth in the fleet, including four additional river vessels and two additional ocean ships, and additional ship operating days related to the Zhao Shang Yi Dun (“Viking Yi Dun”) accommodation agreement, which commenced in September 2024.

Regional economic trends affect the Group’s revenue and cash flows. The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
North America	88.2%	89.2%	88.7%	89.6%
Australia	5.7%	5.8%	5.1%	5.3%
Other	6.1%	5.0%	6.2%	5.1%
	100.0%	100.0%	100.0%	100.0%

The disaggregation by source market is similar across all reportable segments.

The Group’s vessels and ships primarily operate in Europe.